Long-Term Debt - Schedule of Carrying Amounts and Estimated Fair Values of Long-Term Debt (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2014	Nov. 30, 2014
Notes, 4.45%, due 2020 [Member] | Debentures [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	4.45%	4.45%
Debt instrument due date	Dec. 01, 2020	Dec. 01, 2020
Notes, 6.1%, due 2041 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate			6.10%
Notes, 6.1%, due 2041 [Member] | Debentures [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	6.10%	6.10%
Debt instrument due date	Feb. 15, 2041	Feb. 15, 2041
Notes, 3.875%, due 2022 [Member] | Debentures [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	3.875%	3.875%
Debt instrument due date	Apr. 01, 2022	Apr. 01, 2022
Notes, 4.875%, due 2043 [Member] | Debentures [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	4.875%	4.875%
Debt instrument due date	Oct. 01, 2043	Oct. 01, 2043
8% Series, due 2026 [Member] | Debentures [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	8.00%	8.00%
Debt instrument due date	Aug. 01, 2026	Aug. 01, 2026
Medium-term notes, 7.59% series, due 2017 [Member] | Debentures [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	7.59%	7.59%
Debt instrument due date	Jan. 17, 2017	Jan. 17, 2017
Medium-term notes, 7.78% series, due 2022 [Member] | Debentures [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	7.78%	7.78%
Debt instrument due date	Feb. 03, 2022	Feb. 03, 2022
Medium-term notes, 7.92% series, due 2027 [Member] | Debentures [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	7.92%	7.92%
Debt instrument due date	Jun. 04, 2027	Jun. 04, 2027
Medium-term notes, 6.76% series, due 2027 [Member] | Debentures [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	6.76%	6.76%
Debt instrument due date	Sep. 24, 2027	Sep. 24, 2027
Tax-exempt Series A, due 2028 [Member] | Variable-rate bonds [Member]
Debt Instrument [Line Items]
Debt instrument due date	Dec. 01, 2028	Dec. 01, 2028
2003 Series A, due 2038 [Member] | Variable-rate bonds [Member]
Debt Instrument [Line Items]
Debt instrument due date	Mar. 01, 2038	Mar. 01, 2038
2008 Series A, due 2038 [Member] | Variable-rate bonds [Member]
Debt Instrument [Line Items]
Debt instrument due date	Mar. 01, 2038	Mar. 01, 2038
2009 Series A, due 2039 [Member] | Variable-rate bonds [Member]
Debt Instrument [Line Items]
Debt instrument due date	Dec. 01, 2039	Dec. 01, 2039
5.25% 2003 Series D, due 2038 [Member] | Fixed-rate bonds [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	5.25%	5.25%
Debt instrument due date	Mar. 01, 2038	Mar. 01, 2038
5.25% 2004 Series A, due 2034 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate				5.25%
5.25% 2004 Series A, due 2034 [Member] | Fixed-rate bonds [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	5.25%	5.25%
Debt instrument due date	Jul. 01, 2034	Jul. 01, 2034
5.00% 2004 Series B, due 2033 [Member] | Fixed-rate bonds [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	5.00%	5.00%
Debt instrument due date	Dec. 01, 2033	Dec. 01, 2033
4.85% 2005 Series A, due 2035 [Member] | Fixed-rate bonds [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	4.85%	4.85%
Debt instrument due date	Oct. 01, 2035	Oct. 01, 2035
4.75% 2006 Series A, due 2036 [Member] | Fixed-rate bonds [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	4.75%	4.75%
Debt instrument due date	Sep. 01, 2036	Sep. 01, 2036